COMMITMENTS AND CONTINGENT LIABILITIES (Operating lease commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2016	$ 13,075
2017	11,698
2018	10,040
2019	8,593
2020	6,617
2021 and thereafter	46,266
Total	96,289
Lease expenses, net	$ 12,109	$ 11,545	$ 12,608